Report of the directors financial review risk report - Wholesale analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	£ 1,470
– United Kingdom | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
– United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 124	£ 104
– United Kingdom | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	97	90
– United Kingdom | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	81	71
– United Kingdom | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	113	109
– United Kingdom | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	175
– United Kingdom | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	260	189
– United Kingdom | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(132,466)	(142,450)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	114	98
– France | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	98	89
– France | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	87	78
– France | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	117	120
– France | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	126
– France | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	146	138
– France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ (142,094)	£ (120,955)